E-QURE CORP. - BALANCE SHEETS (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Balance Sheets
Cash	$ 2,114,012		$ 76,535		$ 2,900
Prepaid expenses	0		0		909
Total current assets	2,114,012		76,535		3,809
Total assets	2,114,012		76,535		3,809
Accounts payable - trade	5,730		0		0
Accrued expenses	19,003		21,368		31,383
Convertible notes payable to related parties, net of discount	0		4,874		81,805
Convertible notes payable, net of discount	0		89,106		3,291
Total current liabilities	24,733		115,348		116,479
Total liabilities	24,733		115,348		116,479
Preferred stock	0	[1]	0	[1]	0	[1]
Common stock	2,592	[2]	2,845	[2]	770	[2]
Additional paid-in capital	3,541,305		3,541,052		2,300,685
Common stock subscribed but not issued	25,537,203		0		0
Common stock subscription receivable	(520,000)		0		0
Accumulated deficit before re-entry to the development stage	(2,290,748)		(2,290,748)		(2,290,748)
Accumulated deficit after re-entry to development stage	(25,181,073)		(1,291,962)		(123,377)
Total stockholders' equity (deficit)	2,089,279		(38,813)		(112,670)
Total liabilities and stockholders' equity	$ 2,114,012		$ 76,535		$ 3,809

[1]	$0.00001 par value. Authorized 20,000,000 shares: no shares issued and outstanding at June 30, 2014, December 31, 2013 and 2012.
[2]	$0.00001 par value. Authorized 500,000,000 shares: 2,592,400 shares; 2,845,450 and 769,948 issued and outstanding at June 30, 2014; December 31, 2013 and 2012, respectively.